7. Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued interest		$ 126,512	$ 38,773
Accrued royalties and commissions		11,366	11,666
Deposit on proposed business combination		0	475,000
Other		799	799
Accrued expenses	$ 164,488	$ 138,677	$ 526,238